PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks — 98.5%
Aerospace & Defense — 2.1%
Airbus SE (France)	287,397	$38,386,907
Northrop Grumman Corp.	18,869	8,712,195
Raytheon Technologies Corp.	535,096	52,401,951
		99,501,053
Automobile Components — 1.0%
Aptiv PLC*	273,884	30,727,046
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	394,188	17,056,515
		47,783,561
Automobiles — 2.9%
General Motors Co.	1,012,882	37,152,512
Tesla, Inc.*	485,619	100,746,518
		137,899,030
Banks — 4.0%
Bank of America Corp.	1,602,806	45,840,251
JPMorgan Chase & Co.	594,235	77,434,763
PNC Financial Services Group, Inc. (The)	315,159	40,056,709
Truist Financial Corp.	785,760	26,794,416
		190,126,139
Beverages — 0.9%
PepsiCo, Inc.	237,543	43,304,089
Biotechnology — 2.6%
AbbVie, Inc.	361,414	57,598,549
Amgen, Inc.	115,374	27,891,664
Vertex Pharmaceuticals, Inc.*	117,252	36,942,588
		122,432,801
Broadline Retail — 4.6%
Amazon.com, Inc.*	1,290,800	133,326,732
MercadoLibre, Inc. (Brazil)*	67,721	89,260,341
		222,587,073
Building Products — 1.1%
Johnson Controls International PLC	868,780	52,317,932
Capital Markets — 2.2%
Blackstone, Inc.(a)	277,198	24,349,072
Goldman Sachs Group, Inc. (The)	224,066	73,294,229
Moody’s Corp.(a)	32,836	10,048,473
		107,691,774
Chemicals — 1.6%
Linde PLC	220,652	78,428,547
Communications Equipment — 0.7%
Cisco Systems, Inc.	666,645	34,848,867
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	120,690	59,967,240
Walmart, Inc.	381,077	56,189,804
		116,157,044
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.8%
NextEra Energy, Inc.	494,562	$38,120,839
Energy Equipment & Services — 1.6%
Schlumberger NV	1,545,596	75,888,764
Entertainment — 0.8%
Netflix, Inc.*	105,728	36,526,909
Financial Services — 3.5%
Adyen NV (Netherlands), 144A*	17,681	28,173,415
Mastercard, Inc. (Class A Stock)	166,657	60,564,820
Visa, Inc. (Class A Stock)(a)	354,557	79,938,421
		168,676,656
Food Products — 0.9%
Mondelez International, Inc. (Class A Stock)	619,485	43,190,494
Ground Transportation — 1.6%
Uber Technologies, Inc.*	1,378,732	43,705,804
Union Pacific Corp.	175,006	35,221,708
		78,927,512
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	181,651	18,393,980
Intuitive Surgical, Inc.*	146,276	37,369,130
		55,763,110
Health Care Providers & Services — 1.5%
Cigna Group (The)	99,400	25,399,682
UnitedHealth Group, Inc.	94,266	44,549,169
		69,948,851
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc. (Class A Stock)*	215,192	26,769,885
Chipotle Mexican Grill, Inc.*	5,310	9,071,020
Marriott International, Inc. (Class A Stock)	260,670	43,281,647
McDonald’s Corp.	207,445	58,003,696
		137,126,248
Household Products — 1.2%
Procter & Gamble Co. (The)	389,161	57,864,349
Industrial Conglomerates — 0.5%
General Electric Co.	263,180	25,160,008
Insurance — 3.2%
Chubb Ltd.	348,728	67,716,003
Marsh & McLennan Cos., Inc.	283,931	47,288,708
MetLife, Inc.	644,454	37,339,665
		152,344,376
Interactive Media & Services — 4.9%
Alphabet, Inc. (Class A Stock)*	776,872	80,584,933
Alphabet, Inc. (Class C Stock)*	560,327	58,274,008
Meta Platforms, Inc. (Class A Stock)*	449,696	95,308,570
		234,167,511
IT Services — 0.6%
Snowflake, Inc. (Class A Stock)*(a)	198,111	30,566,546
A1

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 2.1%
Danaher Corp.	325,567	$82,055,907
Thermo Fisher Scientific, Inc.	34,287	19,761,998
		101,817,905
Machinery — 2.3%
Deere & Co.	79,042	32,634,861
Otis Worldwide Corp.	482,307	40,706,711
Parker-Hannifin Corp.	106,858	35,916,042
		109,257,614
Media — 0.2%
Trade Desk, Inc. (The) (Class A Stock)*(a)	191,358	11,655,616
Multi-Utilities — 1.1%
NiSource, Inc.	1,819,162	50,863,770
Oil, Gas & Consumable Fuels — 3.6%
ConocoPhillips	1,737,324	172,359,914
Personal Care Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	28,742	7,083,753
L’Oreal SA (France)	80,679	36,050,824
		43,134,577
Pharmaceuticals — 7.7%
AstraZeneca PLC (United Kingdom), ADR	1,623,128	112,661,314
Bristol-Myers Squibb Co.	1,130,586	78,360,916
Eli Lilly & Co.	382,044	131,201,550
Novo Nordisk A/S (Denmark), ADR	296,311	47,154,933
		369,378,713
Semiconductors & Semiconductor Equipment — 8.0%
Advanced Micro Devices, Inc.*(a)	768,243	75,295,496
Broadcom, Inc.	86,170	55,281,502
Lam Research Corp.	80,202	42,516,684
NVIDIA Corp.	461,900	128,301,963
NXP Semiconductors NV (China)	223,811	41,735,156
QUALCOMM, Inc.	311,546	39,747,039
		382,877,840
Software — 9.8%
Adobe, Inc.*	173,626	66,910,252
Atlassian Corp. (Class A Stock)*	155,792	26,666,917
Cadence Design Systems, Inc.*	110,117	23,134,480
Crowdstrike Holdings, Inc. (Class A Stock)*	119,063	16,342,587
Microsoft Corp.	837,822	241,544,083
Salesforce, Inc.*	480,034	95,901,192
		470,499,511
Specialized REITs — 0.6%
American Tower Corp.	131,552	26,881,336
Specialty Retail — 1.1%
Home Depot, Inc. (The)	92,413	27,272,925
Lowe’s Cos., Inc.	121,017	24,199,769
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Ulta Beauty, Inc.*	6,051	$3,301,849
		54,774,543
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	1,595,914	263,166,219
Textiles, Apparel & Luxury Goods — 2.8%
Lululemon Athletica, Inc.*	104,714	38,135,792
LVMH Moet Hennessy Louis Vuitton SE (France)	75,574	69,370,023
NIKE, Inc. (Class B Stock)	220,854	27,085,534
		134,591,349
Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc.*	495,586	71,780,676

Total Common Stocks (cost $2,915,354,560)		4,720,389,666
Preferred Stock — 0.3%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	128,245	16,460,152
(cost $10,333,164)

Total Long-Term Investments (cost $2,925,687,724)		4,736,849,818
Short-Term Investments — 4.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	45,876,343	45,876,343
PGIM Institutional Money Market Fund (cost $169,601,580; includes $169,095,895 of cash collateral for securities on loan)(b)(wa)	169,860,755	169,775,825

Total Short-Term Investments (cost $215,477,923)		215,652,168

TOTAL INVESTMENTS—103.3% (cost $3,141,165,647)		4,952,501,986

Liabilities in excess of other assets — (3.3)%		(159,043,625)

Net Assets — 100.0%		$4,793,458,361

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

A2

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,032,267; cash collateral of $169,095,895 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3